Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash flow statement [Abstract]
Accounts receivable	$ (28)	$ (79)	$ 261
Prepaid expenses	9	2	0
Income taxes receivable	0	(4)	(6)
Inventory	42	6	(13)
Accounts payable, accrued liabilities and provisions	153	160	(130)
Income taxes payable	(2)	4	9
Change in non-cash operating working capital balances	$ 174	$ 89	$ 121